CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Other Non-current assets (Details) ₽ in Millions, $ in Millions	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)
Other Non-current Assets
Loans to employees	₽ 5,241	$ 70.5	₽ 3,855
VAT reclaimable	884	11.9	718
Contract assets	874	11.8	234
Other receivables	427	5.7
Loans granted to related parties (Note 18)	290	3.9	32
Restricted cash	123	1.7	19
Loans granted to third parties	4	0.1	18
Other non-current assets			17
Total other non-current assets	₽ 7,843	$ 105.6	₽ 4,893